Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Mar. 29, 2020
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years